                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2011

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian       Mount Kisco, NY                11/14/11
------------------------   ------------------------   ------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-________________           ____
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:    3,158,350,000
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

    [Repeat as necessary.]

                                               ITEM 3     ITEM 4:          ITEM 5:         ITEM 6:   ITEM 7:        ITEM 8:
                                                                     -------------------                     ----------------------
                                                                                                                 VOTING AUTHORITY
                                                           FAIR                                     MANAGERS        (SHARES)
                                                          MARKET      SHARES                          SEE    ----------------------
            ITEM 1:               ITEM 2:      CUSIP       VALUE      OR PRN   SH/  PUT/ INVESTMENT  INSTR.    A)       B)       C)
        NAME OF ISSUER         TITLE OF CLASS  NUMBER     (X1000)      AMT     PRIN CALL DISCRETION    V      SOLE    SHARED   NONE
------------------------------ -------------- --------- ------------ --------- ---- ---- ---------- -------- ------- --------- ----
3M Company                     Common Stocks  88579Y101   113,696.00 1,583,727  SH   0      SOLE              33,256   290,545 201
Accenture                      Non-US Incorp.
                               Common Stock   G1151C101       606.00    11,500  SH   0      SOLE                   0         0   0
Adtran                         Common Stocks  00738A106       511.00    19,330  SH   0      SOLE                   0         0   0
Affiliated Managers            Common Stocks  008252108       510.00     6,530  SH   0      SOLE                   0         0   0
Airgas                         Common Stocks  009363102       600.00     9,405  SH   0      SOLE                   0         0   0
Alexion Pharmaceuticals        Common Stocks  015351109       958.00    14,950  SH   0      SOLE                   0         0   0
Allergan                       Common Stocks  018490102   118,699.00 1,440,854  SH   0      SOLE              30,722   250,992 186
Ansys                          Common Stocks  03662Q105       590.00    12,035  SH   0      SOLE                   0         0   0
Apple Computer                 Common Stocks  037833100   280,669.00   736,044  SH   0      SOLE              14,426   125,256  89
Autodesk                       Common Stocks  052769106       422.00    15,180  SH   0      SOLE                   0         0   0
Baker Hughes                   Common Stocks  057224107   101,092.00 2,190,490  SH   0      SOLE              46,386   404,091 281
BE Aerospace                   Common Stocks  073302101       540.00    16,305  SH   0      SOLE                   0         0   0
Cardtronics                    Common Stocks  14161H108       455.00    19,850  SH   0      SOLE                   0         0   0
CareFusion                     Common Stocks  14170T101       496.00    20,710  SH   0      SOLE                   0         0   0
Celgene                        Common Stocks  151020104   202,125.00 3,264,808  SH   0      SOLE              65,505   572,550 397
Check Point Software           Non-US Incorp.
                               Common Stock   M22465104       972.00    18,415  SH   0      SOLE                   0         0   0
China Shenhua Energy Company   ADR            16942A302       762.00    19,105  SH   0      SOLE                   0         0   0
Citrix Systems                 Common Stocks  177376100       340.00     6,230  SH   0      SOLE                   0         0   0
Cognizant Technology Solutions Common Stocks  192446102   121,604.00 1,939,459  SH   0      SOLE              41,557   363,121 251
Complete Production            Common Stocks  20453E109       265.00    14,080  SH   0      SOLE                   0         0   0
Core Laboratories              Non-US Incorp.
                               Common Stock   N22717107       468.00     5,215  SH   0      SOLE                   0         0   0
Danone S.A.                    ADR            23636T100    10,137.00   817,666  SH   0      SOLE                   0    23,606   0
Discovery Communications       Common Stocks  25470F104   129,036.00 3,429,980  SH   0      SOLE              66,785   583,347 404
Dollar General                 Common Stocks  256677105   119,682.00 3,169,553  SH   0      SOLE              67,343   588,302 408
Expeditors International       Common Stocks  302130109   105,477.00 2,601,171  SH   0      SOLE              54,060   487,321 324
F5 Networks                    Common Stocks  315616102    64,944.00   914,059  SH   0      SOLE              19,580   170,984 119
Family Dollar Stores           Common Stocks  307000109       602.00    11,845  SH   0      SOLE                   0         0   0
FMC Technologies               Common Stocks  30249U101       284.00     7,545  SH   0      SOLE                   0         0   0
Franklin Resources             Common Stocks  354613101    54,465.00   569,475  SH   0      SOLE              12,219   105,840  74
General Electric               Common Stocks  369604103   110,894.00 7,286,132  SH   0      SOLE             154,136 1,341,292 936
GNC Holdings                   Common Stocks  36191G107       501.00    24,900  SH   0      SOLE                   0         0   0
Google                         Common Stocks  38259P508    62,694.00   121,728  SH   0      SOLE               2,543    22,333  15
Henry Schein                   Common Stocks  806407102       527.00     8,500  SH   0      SOLE                   0         0   0
Home Inns & Hotels Management  ADR            43713W107       687.00    26,675  SH   0      SOLE                   0         0   0
Intercontinental Exchange      Common Stocks  45865V100       467.00     3,950  SH   0      SOLE                   0         0   0
Intuitive Surgical             Common Stocks  46120E602    68,054.00   186,816  SH   0      SOLE               3,974    34,637  24
IPG Photonics                  Common Stocks  44980X109       359.00     8,275  SH   0      SOLE                   0         0   0
Ishares TR DJ Oil Equip        ETF            464288844       207.00     3,625  SH   0      SOLE                   0     3,625   0
Ishares TR Russl 1000          ETF            464287614       423.00     8,036  SH   0      SOLE                   0     8,036   0
Kraft Foods                    Common Stocks  50075N104     1,454.00    43,300  SH   0      SOLE                   0         0   0
Las Vegas Sands                Common Stocks  517834107    58,345.00 1,521,785  SH   0      SOLE              37,006   289,421 201
Marsh & McLennan               Common Stocks  571748102       887.00    33,400  SH   0      SOLE                   0         0   0
Medidata Solutions             Common Stocks  58471A105       450.00    27,400  SH   0      SOLE                   0         0   0
Monotype Imaging               Common Stocks  61022P100       498.00    41,100  SH   0      SOLE                   0         0   0
National Instruments           Common Stocks  636518102       511.00    22,364  SH   0      SOLE                   0         0   0
National Oilwell Varco         Common Stocks  637071101       507.00     9,900  SH   0      SOLE                   0         0   0
Nestle SA                      ADR            641069406    83,862.00 1,520,414  SH   0      SOLE              33,711   297,762 205
NetApp                         Common Stocks  64110D104    75,386.00 2,221,823  SH   0      SOLE              47,411   414,313 290
Nike                           Common Stocks  654106103   102,668.00 1,200,651  SH   0      SOLE              25,767   224,937 156
Nuance Communications          Common Stocks  67020Y100       582.00    28,615  SH   0      SOLE                   0         0   0
Pentair                        Common Stocks  709631105       459.00    14,345  SH   0      SOLE                   0         0   0
Petroleum Geo Services         ADR            716599105       330.00    32,340  SH   0      SOLE                   0         0   0
Philip Morris International    Common Stocks  718172109    98,933.00 1,585,981  SH   0      SOLE              36,294   311,273 220
Praxair                        Common Stocks  74005P104    78,556.00   840,352  SH   0      SOLE              17,842   155,480 108
Priceline.com                  Common Stocks  741503403   105,465.00   234,647  SH   0      SOLE               5,122    43,516  30
Ross Stores                    Common Stocks  778296103       558.00     7,090  SH   0      SOLE                   0         0   0
Rovi Corp                      Common Stocks  779376102    40,686.00   946,625  SH   0      SOLE              20,090   175,077 121
SABMiller                      ADR            78572M105    62,117.00 1,892,585  SH   0      SOLE              47,067   410,430 285
Salix Pharmaceuticals          Common Stocks  795435106       494.00    16,680  SH   0      SOLE                   0         0   0
Schlumberger                   Non-US Incorp.
                               Common Stock   806857108   135,645.00 2,270,954  SH   0      SOLE              44,920   390,159 273
Scripps Networks               Common Stocks  811065101     1,333.00    35,865  SH   0      SOLE                   0         0   0
Sector SPDR TR SBI Int-Tech    ETF            81369Y506       126.00     5,318  SH   0      SOLE                   0     5,318   0
Shire PLC                      ADR            82481R106   143,603.00 1,528,835  SH   0      SOLE              33,899   296,543 206
Starbucks                      Common Stocks  855244109    99,855.00 2,677,821  SH   0      SOLE              57,126   498,753 346
Syntel                         Common Stocks  87162H103       259.00     5,990  SH   0      SOLE                   0         0   0
Tencent Holdings               ADR            88032Q109    81,511.00 3,865,475  SH   0      SOLE              84,659   739,507 514
Tiffany & Co.                  Common Stocks  886547108     1,691.00    27,810  SH   0      SOLE                   0         0   0
Time Warner Cable              Common Stocks  88732J207     6,932.00   110,619  SH   0      SOLE                 144         0   0
Transdigm Group                Common Stocks  893641100       468.00     5,725  SH   0      SOLE                   0         0   0
VeriFone Systems               Common Stocks  92342Y109       493.00    14,075  SH   0      SOLE                   0         0   0
Visa                           Common Stocks  92826C839   186,217.00 2,172,392  SH   0      SOLE              41,722   365,170 253
Waddell & Reed Financial       Common Stocks  930059100       339.00    13,535  SH   0      SOLE                   0         0   0
Wright Express                 Common Stocks  98233Q105       347.00     9,130  SH   0      SOLE                   0         0   0
Wynn Macau                     ADR            98313R106     1,812.00    75,117  SH   0      SOLE                   0         0   0
Yum! Brands                    Common Stocks  988498101   109,151.00 2,209,992  SH   0      SOLE              46,979   413,535 285

                 COLUMN TOTAL$                          3,158,350.00